Income Tax	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax

		2011	2010	2009
		$	$	$
Income/(loss) from continuing operations before income tax and equity income in associates was derived from the following jurisdictions:
	South Africa	813	203	(340)
	Continental Africa	745	391	(249)
	Australasia	(25)	(149)	(147)
	Americas	690	282	(19)
	Other, including Corporate and Non-gold producing subsidiaries(1)	(102)	(346)	(143)
		2,121	381	(898)
(1)	The decrease in the loss is mainly due to fair value movements on the mandatory convertible and rated bonds.

(Charge)/benefit for income taxes attributable to continuing operations is as follows:

Current:
	South Africa(1)	(128)	106	(36)
	Continental Africa(2)	(146)	(81)	(38)
	Australasia(3)	-	(36)	(34)
	Americas(4)	(124)	(106)	(54)
	Other	(8)	-	(4)
Total current		(406)	(117)	(166)

(1)	The increase in the tax charge in 2011 is mainly due to higher income and non-hedge derivative losses having been fully utilized during the current year. The tax benefit in 2010 is mainly related to tax benefits on losses relating to the early hedge settlement and tax benefits relating to prior years.

(2)	The increase in the tax charge in 2011 is mainly due to net operating losses at Geita having been fully utilized during the current year. The increase in the tax charge in 2010 is mainly related to higher earnings at Siguiri and Iduapriem from an improved gold price as well as lower capital expenditure.

(3)	The lower tax charge in 2011 is due to lower earnings resulting from flooding and the ramp failure which severely affected all aspects of the operation at Sunrise Dam during 2011. The increase in the tax charge in 2010 is due to higher taxable earnings from an improved gold price.

(4)	The increase in the tax charge in 2011 mainly relates to higher earnings in line with the improved gold price.

Mining tax on mining income in South Africa is determined according to a formula which adjusts the tax rate in accordance with the ratio of profit to revenue from operations. This formula also allows an initial portion of mining income to be free of tax. Non-mining income is taxed at a standard rate.

Deferred:
South Africa(1)	(212)	(119)	141
Continental Africa(2)	(93)	(19)	27
Australasia(3)	4	(1)	49
Americas	2	(1)	(18)
Other	-	2	-
Total deferred	(299)	(138)	199

Total income and mining tax (expense)/benefit	(705)	(255)	33

(1) The increase in the tax charge in 2011 is mainly due to the reversal of deferred tax credits on losses utilized. The increase in the tax charge in 2010 related mainly to the reversal of deferred tax on unrealized non-hedge derivative losses. Deferred tax credits in 2009 are mainly from unrealized non-hedge derivative losses arising from an improved gold price and the remaining NPSE contracts being re-designated as non-hedge derivatives and recorded on the balance sheet, following the hedge buy-back in July 2009.

(2) The increase in the tax charge in 2011 is mainly due to the reversal of deferred tax credits from the utilization of tax losses at Geita. The increase in the tax in 2010 charge is mainly due to the tax benefits at Geita in 2009 not recurring in 2010.

(3) The deferred tax benefit in 2009 relates to the reversal of timing differences on the sale of Boddington Gold Mine.

Estimated deferred taxation rates in South Africa reflect the future anticipated taxation rates at the time temporary differences reverse.

During 2011, 2010 and 2009, deferred taxation in South Africa was provided at the future anticipated taxation rates ranging as follows:

	2011	2010	2009
Maximum anticipated deferred taxation rate	39%	38%	39%
Minimum anticipated deferred taxation rate	36%	35%	36%

The effect of the change in estimated deferred taxation rate in South Africa on the results for 2011, 2010 and 2009 were as follows:

	Year ended December 31
	2011			2010			2009
	Impact	Per basic and diluted common share	(a)(b)	Impact	Per basic and diluted common share	(a)(b)	Impact	Per basic and diluted common share	(a)(b)
	$	cents		$	cents		$	cents
Net (expense)/benefit	(11)	(3)		8	2		21	6

(a)							Per basic and diluted ordinary and E ordinary shares.
(b)							The calculation of diluted earnings per common share did not assume the effect of the following number of shares as their effects are anti-dilutive.

					2011		2010	2009
Issuable upon the exercise of convertible bonds					-		33,524,615	15,384,615
Issuable upon the exercise of stock incentive options					-		-	1,234,858

Unutilized tax losses
Unutilized tax losses as at December 31, 2011, 2010 and 2009 amounted to:
	2011	2010	2009
	$	$	$

Unutilized tax losses (1)	321	1,200	1,032

(1) Decrease in unutilized operating loss carryforwards over 2010 are due to utilization of losses in South Africa, Geita and the Americas.

Unutilized operating loss carryforwards remaining to be used against future profits can be split into the following periods:
	Within one year	71
[1]	Within one and two years	65
	Within two and five years	23
	In excess of five years	162
		321

Reconciliation between corporate income tax and statutory income tax is as follows:
	2011	2010	2009
	$	$	$
Corporate income tax at statutory rates	(742)	(133)	314
Formula variation in mining taxation rate	(7)	-	21
Disallowable items(1)	(36)	(107)	(303)
Reversal of valuation allowances	41	24	11
Effect of income tax rates of other countries	50	(46)	(38)
Impact of change in estimated deferred taxation rate	(11)	8	21
Other	-	(1)	7

Total income and mining tax (expense)/benefit	(705)	(255)	33

(1) Disallowable items includes the impact of hedge losses in non-taxable jurisdictions and share expense costs. In 2009, the losses on the hedge settlements were mainly in non-tax effective entities.

Deferred taxation liabilities and assets on the balance sheet as at December 31, 2011 and 2010, relate to the following:

	2011 $	2010 $

Deferred tax liabilities:
Depreciation, depletion and amortization	1,611	1,555
Product inventory not taxed	24	15
Derivatives	8	1
Other	5	34
Total	1,648	1,605
Deferred tax assets:
Provisions, including rehabilitation accruals	(389)	(363)
Derivatives	(1)	(1)
Other	(28)	(5)
Tax loss carry forwards	(69)	(364)
Total	(487)	(733)
Less: Valuation allowances	7	125
Total	(480)	(608)

Disclosed as follows:
Long-term portion deferred taxation assets	14	1
Short-term portion deferred taxation assets	75	214

Long-term portion deferred taxation liabilities	1,242	1,200
Short-term portion classified as other current liabilities. See Note 17.	15	12

The classification of deferred taxation assets is based on the related asset or liability creating the deferred taxation. Deferred taxes not related to a specific asset or liability are classified based on the estimated period of reversal. As at December 31, the Company's losses in South Africa, on which deferred tax had been provided at the anticipated tax rate to be utilized are noted as follows:

	2011	2010
South Africa
Losses ($ millions)	3	508

Deferred tax at the anticipated tax rate to be utilized (percent)	37	33

Unremitted earnings of foreign subsidiaries and foreign incorporated joint ventures

Dividends from incorporated joint ventures may be remitted to the Company without being subject to income or withholding taxes. No provision is made for the income tax effect that may arise on the remittance of unremitted earnings by certain foreign subsidiaries. It is management’s intention that these earnings will be permanently re-invested into future capital expansion projects, maintenance capital and ongoing working capital funding requirements. In the event that the Company repatriated these earnings, income taxes and withholding taxes may be incurred. The determination of such taxes is subject to various complex calculations and accordingly, the Company has determined that it is impractical to estimate the amount of the deferred tax liability on such unremitted earnings. The amounts of these unremitted earnings are as follows:

	2011	2010
	$	$
Unremitted earnings as at December 31	1,812	1,221

Analysis of valuation allowances

The movement in valuation allowances for the three years in the period ended December 31, is summarized as follows:

	Balance at beginning of period $	Movement $	Balance at end of period $
Year ended December 31, 2011
- Valuation allowance	125	(118)	7
Year ended December 31, 2010
- Valuation allowance	194	(69)	125
Year ended December 31, 2009
- Valuation allowance	226	(32)	194

The deferred tax assets for the respective periods were assessed for recoverability and, where applicable, a valuation allowance recorded to reduce the total deferred tax asset to an amount that will, more-likely-than-not, be realized. The valuation allowance relates primarily to certain net operating loss carryforwards, tax credit carryforwards and deductible temporary differences for which it is more-likely-than-not that these items will not be realized.

Although realization is not assured, the Company has concluded that it is more-likely-than-not that the deferred tax assets for which a valuation allowance was determined to be unnecessary will be realized based on the available evidence, including scheduling of deferred tax liabilities and projected income from operating activities. The amount of the net deferred tax assets considered realizable, however, could change in the near term if actual future income or income tax rates differ from that estimated, or if there are differences in the timing or amount of future reversals of existing taxable or deductible temporary differences.

Uncertain tax positions

A reconciliation of the beginning and ending amount of unrecognized tax benefits, is as follows:

		2011	2010
		$	$

Balance at January 1,		52	149
Additions for tax positions of prior years		38	8
Reductions for tax position of prior years		(3)	(113)
Translation		(9)	8
Balance at December 31,		78	52

Unrecognized tax benefits are summarized as follows:

Recognized as a reduction of deferred tax assets		29	-
Recognized in other non-current liabilities (See Note 17) (1)		49	52
Balance at December 31,		78	52

(1)	Unrecognized tax benefits which, if recognized, would affect the Company's effective tax rate.

The Company’s continuing practice is to recognize interest and penalties related to unrecognized tax benefits as part of its income tax expense. For the years ended and as at December 31, interest recognized and interest accrued amounted to:

	2011	2010	2009
	$	$	$

Interest recognized	5	2	9
Interest accrued as at December 31	12	8	53

As at December 31, 2011, the Company's South African tax assessments for the years 2004 – 2011 remain open to scrutiny by the South African Revenue Service.

In other jurisdictions, the revenue system is based on a self-assessment process, all tax filings due by December 31, 2011 have been filed, and the self-assessed position recorded in the consolidated financial statements. The legislation of individual jurisdictions provides for different periods for the authorities to review the filings with specified expiry dates. The Company is disputing assessments received in some jurisdictions where it operates and these arguments are under consideration by the authorities. Based on current legal advice, the Company does not expect the resolution will significantly affect the Company's consolidated financial statements.